INVENTORY - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Cost of inventories recognised as expense during period	$ 41,900	$ 44,100
Impairment of inventory	(315)	(110)
Inventories pledged as security for liabilities	$ 5,400	$ 7,100